Statutory Financial Data and Dividend Restrictions (Tables)	12 Months Ended
Dec. 31, 2019
Statutory Financial Data And Dividend Restrictions
Schedule of certain statutory basis financial information

Certain statutory basis financial information for MLIC is presented in the table below as of and for the years ended December 31.

	Statutory Basis		Statutory Basis
	Capital and Surplus		Net Income
	2019	2018	2019	2018	2017

MLIC	$39,989	$39,447	$1,249	$419	$1,914